Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit Loss [Abstract]
Short-term benefits	$ 6,940,900	$ 4,539,663	$ 5,628,025
Post-employment benefits	257,128	200,045	325,059
Share-based payments
Equity-settled	2,428,128	132,200	42,511
Cash-settled	(234,761)	213,636	1,272
Total employee benefits expense	9,391,395	5,085,544	5,996,867
Employee benefits expense by function
General and administrative expenses	5,718,646	3,856,753	4,210,477
Research and development expenses	3,672,749	1,228,791	1,786,390
Total employee benefits expense	$ 9,391,395	$ 5,085,544	$ 5,996,867